Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 306,141	£ 269,213
Off-balance sheet commitments	25,736	18,574
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,761	18,592
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(25)	(18)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,213	1,456
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,213	1,456
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,491	72,614
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,371	17,109
Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,861	3,248
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,861	3,248
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	492,696	492,468
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,217)	(1,370)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,579	73,717
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,088)	(1,103)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,372	17,152
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(43)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273,728	269,815
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(70)	(137)
Financial assets at amortised cost | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,138	2,218
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	473,489	469,885
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(85)
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,356	63,673
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(75)	(51)
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,256	16,673
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(6)
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	272,557	267,830
Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(14)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,434	19,721
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(155)	(217)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,881	7,817
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(125)	(145)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	116	414
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(21)
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	989	1,662
Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)	(17)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,738	2,859
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(960)	(1,068)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,310	2,224
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(882)	(907)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	65
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(16)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182	323
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(57)	(106)
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35	3
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	3
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,427	29,248
Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(24)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	12,851	10,959
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,269	1,168
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,448	3,766
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,091	183
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,723	3,164
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	806	90
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	526	613
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	42	14
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	213	90
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	127,959	131,697
Financial assets and off-balance sheet loan commitments	491,479	491,098
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	364,679	360,684
Off-balance sheet commitments	128,017	131,784
Financial assets and off-balance sheet loan commitments	492,696	492,468
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,159)	(1,283)
Off-balance sheet commitments	(58)	(87)
Financial assets and off-balance sheet loan commitments	(1,217)	(1,370)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	125,574	126,390
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	125,616	126,457
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(42)	(67)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,385	5,307
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,401	5,327
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(16)	(20)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,579	73,717
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,088)	(1,103)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,372	17,152
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(43)
IFRS 9 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		269,815
IFRS 9 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(137)
IFRS 9 | Stage 1 | Non credit – impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	118,229	116,981
IFRS 9 | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	118,242	116,994
IFRS 9 | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(13)	(13)
IFRS 9 | Stage 1 | Non credit – impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,076	4,714
IFRS 9 | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,078	4,715
IFRS 9 | Stage 1 | Non credit – impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(2)	(1)
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,176	9,268
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,197	9,300
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(21)	(32)
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	250	526
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	251	528
IFRS 9 | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(1)	(2)
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	166	141
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	174	163
IFRS 9 | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(8)	(22)
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59	67
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	72	84
IFRS 9 | Lifetime expected credit losses | Stage 3 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(13)	(17)
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	0
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	0
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,491	72,614
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,579	73,717
IFRS 9 | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,088)	(1,103)
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,371	17,109
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,372	17,152
IFRS 9 | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(43)
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273,658	269,678
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273,728	269,815
IFRS 9 | Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(70)	(137)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,281	63,622
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,356	63,673
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(75)	(51)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,255	16,667
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,256	16,673
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(6)
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	272,552	267,816
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	272,557	267,830
IFRS 9 | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(14)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,756	7,672
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,881	7,817
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(125)	(145)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	116	393
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	116	414
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(21)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981	1,645
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	989	1,662
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)	(17)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,428	1,317
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,310	2,224
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(882)	(907)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	49
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	65
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(16)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	125	217
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182	323
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(57)	(106)
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	3
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	3
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,573	31,426
IFRS 9 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,596	31,450
IFRS 9 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(24)
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,573	31,426
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,596	31,450
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(24)
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,427	30,968
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,436	30,978
IFRS 9 | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(10)
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146	458
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160	472
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(14)
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,177	85,725
Financial assets and off-balance sheet loan commitments	384,018	382,210
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	83,907	82,801
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,270	2,924
IFRS 9 | Strong | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	81,341	79,931
IFRS 9 | Strong | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,269	2,895
IFRS 9 | Strong | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,566	2,870
IFRS 9 | Strong | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	29
IFRS 9 | Strong | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,567	27,997
IFRS 9 | Strong | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,247	14,637
IFRS 9 | Strong | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,027	253,851
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,644	27,183
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,220	14,502
IFRS 9 | Strong | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	252,841	253,572
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	923	814
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27	135
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	186	279
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,513	28,248
IFRS 9 | Strong | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,513	28,248
IFRS 9 | Strong | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,473	28,047
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40	201
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,568	24,749
Financial assets and off-balance sheet loan commitments	61,684	55,416
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,038	23,578
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	530	1,171
IFRS 9 | Good | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,083	21,530
IFRS 9 | Good | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	483	1,058
IFRS 9 | Good | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,955	2,048
IFRS 9 | Good | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	47	113
IFRS 9 | Good | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,634	19,618
IFRS 9 | Good | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415	790
IFRS 9 | Good | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,067	10,259
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,295	18,885
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	414	565
IFRS 9 | Good | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,788	9,893
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,339	733
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	225
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279	366
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,241	2,471
IFRS 9 | Good | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,241	2,471
IFRS 9 | Good | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,241	2,384
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	87
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,515	18,518
Financial assets and off-balance sheet loan commitments	39,126	44,983
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,012	17,523
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	503	995
IFRS 9 | Satisfactory | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,962	14,570
IFRS 9 | Satisfactory | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	322	727
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,050	2,953
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	181	268
IFRS 9 | Satisfactory | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,627	19,612
IFRS 9 | Satisfactory | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	710	1,634
IFRS 9 | Satisfactory | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,274	5,219
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,071	16,313
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	622	1,605
IFRS 9 | Satisfactory | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,843	4,324
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,556	3,299
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88	29
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	431	895
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	760	626
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	760	626
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	722	547
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38	79
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,508	2,545
Financial assets and off-balance sheet loan commitments	5,095	6,997
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,482	2,392
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	26	153
IFRS 9 | Sub- standard | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	856	963
IFRS 9 | Sub- standard | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	35
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	626	1,429
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	22	118
IFRS 9 | Sub- standard | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,409	4,263
IFRS 9 | Sub- standard | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	26
IFRS 9 | Sub- standard | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	178	163
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,346	1,292
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1
IFRS 9 | Sub- standard | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85	41
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,063	2,971
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	25
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	122
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	105
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	105
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	105
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	2,773	2,862
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	177	163
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	72	84
IFRS 9 | Credit impaired | Stage 1 | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Stage 1 | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non credit – impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non credit – impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Stage 3 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	174	163
IFRS 9 | Credit impaired | Lifetime expected credit losses | Stage 3 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	72	84
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,342	2,227
IFRS 9 | Credit impaired | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	65
IFRS 9 | Credit impaired | Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182	323
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Stage 1 | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Non credit – impaired | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,310	2,224
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	65
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182	323
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	3
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Stage 1 | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | Non credit – impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | Stage 3 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Lifetime expected credit losses | POCI | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0